Shareholders' Equity (Details)					1 Months Ended				6 Months Ended				12 Months Ended
	Oct. 15, 2020 shares	Sep. 12, 2020 USD ($) $ / shares shares	Jun. 06, 2020 USD ($) $ / shares	Aug. 16, 2018 $ / shares shares	Mar. 24, 2021 CNY (¥) shares	Mar. 24, 2021 USD ($) $ / shares shares	Jan. 26, 2021 CNY (¥) shares	Jan. 26, 2021 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2022 ¥ / shares shares
Shareholders' Equity (Details) [Line Items]
Exercise price | $ / shares						$ 8.6
Net proceeds					¥ 508,100,000	$ 79,700,000
Other expenses					38,900,000	6,000,000
Proceed allocated to fair value of warrants					108,500,000	16,800,000
Warrants					¥ 108,500,000	$ 16,800,000
Weighted average live										9 months				9 months
Vested date							Mar. 31, 2021	Mar. 31, 2021
Compensation expense									¥ 189,064,940	$ 463,012	¥ 319,833	$ 49,575
Number of shares (in Shares)							180,000	180,000
Description of vesting period	The remaining 45,000 shares granted to consultants are vesting in three equal annual instalments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.						remaining shares to be vested over a three year period from March 31, 2021.	remaining shares to be vested over a three year period from March 31, 2021.
Ordinary share (in Shares)										389,363				389,363
Amortization expense									¥ 11,200,000	$ 1,700,000
Description of statutory reserve									WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.	WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve amount									¥ 5,582,577,552	$ 83,180,492
Statutory reserves									¥ 31,377,202	$ 4,675,210			¥ 28,573,157
Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Exercise price | ¥ / shares														¥ 57.6
Warrants outstanding (in Shares)										4,469,334				4,469,334
Class A Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares issued (in Shares)				20,115,570
Par value (in Dollars per share) | $ / shares				$ 0.0001
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares issued (in Shares)				466,967,730
Par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Voting shares, description				Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.
Series A Preferred Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares issued (in Shares)				12,916,700
Par value (in Dollars per share) | $ / shares				$ 0.0001
ADS [Member] | Third Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares issued (in Shares)					11,173,335	11,173,335
Per share price (in Dollars per share) | $ / shares						$ 7.5
ADS [Member] | Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares issued (in Shares)									11,173,335	11,173,335
Exercise price | $ / shares										$ 8.6
Board of Directors [Member]
Shareholders' Equity (Details) [Line Items]
Compensation expense									¥ 10,262,724	$ 1,590,750
Board of Directors [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Per share price (in Dollars per share) | $ / shares		$ 3.31	$ 1.73					$ 5.05
Shares issued | $		$ 148,240	$ 15,890,000					$ 720,000
Fair value		$ 490,674	27,489,700				¥ 25,100,000	$ 3,600,000
Compensation expense | ¥									¥ 2,353,518
Consultants [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares (in Shares)	45,000
2020 Equity Incentive Plan [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued | $			$ 17,500,000
Vested date		Oct. 15, 2020	Oct. 01, 2020
2020 Equity Incentive Plan [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares (in Shares)									16,038,240	16,038,240			16,038,240
2020 Equity Incentive Plan [Member] | Consultants [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares (in Shares)		103,240
Restricted stock [Member]
Shareholders' Equity (Details) [Line Items]
Compensation expense									¥ 3,107,461		¥ 6,055,258	$ 463,012